Derivatives and Hedging	12 Months Ended
Dec. 31, 2017
Derivatives and Hedging
Derivatives and Hedging

7.Derivatives and Hedging

As of December 31, 2017, the company had total gross notional amounts of $828 million of foreign currency contracts outstanding (primarily related to the British Pound, Kuwaiti Dinar, Indian Rupee, Philippine Peso and South Korean Won) that were designated as hedging instruments. The foreign currency contracts are of varying duration, none of which extend beyond December 2019. There were no commodity contracts outstanding as of December 31, 2017. The impact to earnings due to hedge ineffectiveness was immaterial for the years ended December 31, 2017, 2016 and 2015.

The fair values of derivatives designated as hedging instruments under ASC 815 as of December 31, 2017 and 2016 were as follows:

	Asset Derivatives			Liability Derivatives
(in thousands)	Balance Sheet Location	December 31, 2017	December 31, 2016	Balance Sheet Location	December 31, 2017	December 31, 2016
Commodity contracts	Other current assets	$—	$83	Other accrued liabilities	$—	$129
Foreign currency contracts	Other current assets	18,667	13,231	Other accrued liabilities	19,046	16,543
Foreign currency contracts	Other assets	6,472	21,545	Noncurrent liabilities	8,654	27,031

Total		$25,139	$34,859		$27,700	$43,703

The pre-tax net gains (losses) recognized in earnings associated with the hedging instruments designated as fair value hedges for the years ended December 31, 2017, 2016 and 2015 were as follows:

Fair Value Hedges (in thousands)	Location of Loss	2017	2016	2015
Foreign currency contracts	Corporate general and administrative expense	$5,415	$(2,886)	$(5,191)

The pre-tax amount of gain (loss) recognized in earnings associated with the hedging instruments designated as fair value hedges noted in the table above offset the amount of gain (loss) recognized in earnings on the hedged items in the same locations in the Consolidated Statement of Earnings.

The after-tax amount of gain (loss) recognized in OCI and reclassified from AOCI into earnings associated with the derivative instruments designated as cash flow hedges for the years ended December 31, 2017, 2016 and 2015 was as follows:

	After-Tax Amount of Gain (Loss) Recognized in OCI				After-Tax Amount of Gain (Loss) Reclassified from AOCI into Earnings
Cash Flow Hedges (in thousands)	2017	2016	2015	Location of Gain (Loss)	2017	2016	2015
Commodity contracts	$44	$401	$(728)	Total cost of revenue	$52	$(550)	$(385)
Foreign currency contracts	5,455	(6,344)	(2,532)	Total cost of revenue	1,805	(3,224)	(1,525)
Interest rate contracts	—	—	—	Interest expense	(1,049)	(1,049)	(1,049)

Total	$5,499	$(5,943)	$(3,260)		$808	$(4,823)	$(2,959)

As of December 31, 2017, the company also had total gross notional amounts of $106 million of foreign currency contracts outstanding that were not designated as hedging instruments. These contracts primarily related to engineering contract obligations and monetary assets and liabilities denominated in nonfunctional currencies. As of December 31, 2017, the company had total gross notional amounts of $81 million associated with contractual foreign currency payment provisions that were deemed embedded derivatives. Net gains of $1.1 million associated with the company’s derivatives and embedded derivatives were included in Cost of Revenue for the year ended December 31, 2017. A gain of less than $0.1 million associated with the company’s derivatives were included in Cost of Revenues for the year ended December 31, 2016.